Shareholder Fees {- Growth Opportunities Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-09 | Growth Opportunities Portfolio
Shareholder Fees:
(fees paid directly from your investment)